DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P 500 Diversified Sector Weight ETF
May 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.3%
Communication Services
— 6.3%
Alphabet, Inc., Class A
105 39,936
Alphabet, Inc., Class C
85 31,996
AT&T, Inc.
834 20,683
Charter Communications, Inc.,
Class A *
63 9,075
Comcast Corp., Class A
1,203 29,919
EchoStar Corp., Class A *
399 51,547
Electronic Arts, Inc.
40 8,069
Fox Corp., Class A
48 3,068
Fox Corp., Class B
40 2,296
Live Nation Entertainment, Inc. *
27 4,547
Meta Platforms, Inc., Class A
70 44,276
Netflix, Inc. *
41 3,527
News Corp., Class A
700 18,270
News Corp., Class B
220 6,560
Omnicom Group, Inc.
149 10,834
Paramount Skydance Corp.,
Class B
1,003 10,642
Take-Two Interactive Software,
Inc. *
34 7,621
TKO Group Holdings, Inc.
7 1,436
T-Mobile US, Inc.
67 12,564
Trade Desk, Inc., Class A *
18 388
Verizon Communications, Inc.
495 23,666
Walt Disney Co.
755 76,882
Warner Bros Discovery, Inc. *
424 11,452
(Cost $421,514)
429,254
Consumer Discretionary
— 9.5%
Airbnb, Inc., Class A *
14 1,866
Amazon.com, Inc. *
185 50,068
Aptiv PLC *
236 16,034
AutoZone, Inc. *
2 5,870
Best Buy Co., Inc.
51 3,975
Booking Holdings, Inc.
25 4,186
Carnival Corp. Ltd.
177 4,967
Carvana Co. *
190 13,870
Chipotle Mexican Grill, Inc. *
370 11,788
D.R. Horton, Inc.
130 19,122
Darden Restaurants, Inc.
158 32,218
Deckers Outdoor Corp. *
25 2,846
Domino's Pizza, Inc.
10 3,106
DoorDash, Inc., Class A *
38 6,053
eBay, Inc.
6 656
Expedia Group, Inc.
12 2,710
Ford Motor Co.
2,055 35,839
Garmin Ltd.
23 5,380
General Motors Co.
306 25,471
Genuine Parts Co.
63 6,218
Number
of Shares Value $
Hasbro, Inc.
107 9,220
Hilton Worldwide Holdings, Inc.
11 3,604
Home Depot, Inc.
27 8,563
Las Vegas Sands Corp.
161 8,142
Lennar Corp., Class A
308 27,652
Lowe's Cos., Inc.
23 4,930
Lululemon Athletica, Inc. *
35 4,591
Marriott International, Inc.,
Class A
23 8,639
McDonald's Corp.
111 30,991
MGM Resorts International *
405 17,686
NIKE, Inc., Class B
694 32,084
Norwegian Cruise Line Holdings
Ltd. *
88 1,614
NVR, Inc. *
1 6,105
O'Reilly Automotive, Inc. *
69 5,995
Pool Corp.
32 5,805
PulteGroup, Inc.
90 10,636
Ralph Lauren Corp.
84 30,568
Ross Stores, Inc.
112 25,954
Royal Caribbean Cruises Ltd.
12 3,416
Starbucks Corp.
369 36,590
Tapestry, Inc.
173 25,165
Tesla, Inc. *
38 16,560
TJX Cos., Inc.
145 22,439
Tractor Supply Co.
697 21,976
Ulta Beauty, Inc. *
13 6,615
Williams-Sonoma, Inc.
4 814
Wynn Resorts Ltd.
58 5,871
Yum! Brands, Inc.
74 10,948
(Cost $645,668)
645,416
Consumer Staples — 11.5%
Altria Group, Inc.
250 17,395
Archer-Daniels-Midland Co.
355 28,322
Brown-Forman Corp., Class B
649 16,692
Bunge Global SA
166 20,468
Campbell's Company
174 3,673
Church & Dwight Co., Inc.
160 15,301
Clorox Co.
181 16,294
Coca-Cola Co.
97 7,664
Colgate-Palmolive Co.
393 35,421
Conagra Brands, Inc.
311 4,130
Constellation Brands, Inc., Class
A
161 22,350
Costco Wholesale Corp.
85 81,287
Dollar General Corp.
42 4,646
Dollar Tree, Inc. *
16 1,863
Estee Lauder Cos., Inc., Class A
149 13,253
General Mills, Inc.
479 16,195
Hershey Co.
7 1,358
Hormel Foods Corp.
217 5,041
J M Smucker Co.
73 7,534

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Diversified Sector Weight ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Kenvue, Inc.
1,046 18,075
Keurig Dr Pepper, Inc.
420 12,613
Kimberly-Clark Corp.
282 27,523
Kraft Heinz Co.
704 16,903
Kroger Co.
293 18,210
McCormick & Co., Inc.
71 3,363
Molson Coors Beverage Co.,
Class B
214 8,459
Mondelez International, Inc.,
Class A
171 10,460
Monster Beverage Corp. *
21 1,850
PepsiCo, Inc.
83 11,968
Philip Morris International, Inc.
297 52,682
Procter & Gamble Co.
618 88,720
Sysco Corp.
842 63,832
Target Corp.
183 23,254
Tyson Foods, Inc., Class A
460 28,069
Walmart, Inc.
630 72,922
(Cost $779,568)
777,790
Energy — 5.0%
APA Corp.
73 2,659
Baker Hughes Co.
159 10,157
Chevron Corp.
142 25,909
ConocoPhillips
136 15,501
Devon Energy Corp.
100 4,449
Diamondback Energy, Inc.
23 4,404
EOG Resources, Inc.
70 9,337
EQT Corp.
49 2,692
Expand Energy Corp.
30 2,789
Exxon Mobil Corp.
262 38,058
Halliburton Co.
209 8,120
Kinder Morgan, Inc.
1,450 45,066
Marathon Petroleum Corp.
81 20,150
Occidental Petroleum Corp.
130 7,362
ONEOK, Inc.
340 28,540
Phillips 66
358 62,965
SLB Ltd.
246 13,419
Targa Resources Corp.
26 6,632
Texas Pacific Land Corp.
4 1,572
Valero Energy Corp.
61 14,934
Williams Cos., Inc.
231 16,491
(Cost $276,478)
341,206
Financials — 13.4%
Aflac, Inc.
45 5,059
Allstate Corp.
73 15,045
American Express Co.
30 9,494
American International Group,
Inc.
64 4,751
Ameriprise Financial, Inc.
4 1,783
Aon PLC, Class A
9 2,845
Apollo Global Management, Inc.
49 6,307
Number
of Shares Value $
Arch Capital Group Ltd. *
35 3,127
Ares Management Corp., Class
A
133 17,090
Arthur J Gallagher & Co.
11 2,212
Assurant, Inc.
14 3,484
Bank of America Corp.
336 17,338
Bank of New York Mellon Corp.
95 13,246
Berkshire Hathaway, Inc., Class
B *
505 239,612
Blackrock, Inc.
16 16,750
Blackstone, Inc.
10 1,170
Block, Inc. *
395 29,909
Brown & Brown, Inc.
15 844
Capital One Financial Corp.
95 17,853
Cboe Global Markets, Inc.
10 3,336
Charles Schwab Corp.
102 8,910
Chubb Ltd.
31 9,664
Cincinnati Financial Corp.
31 4,880
Citigroup, Inc.
158 19,892
Citizens Financial Group, Inc.
44 2,739
CME Group, Inc.
13 3,556
Coinbase Global, Inc., Class A *
15 2,835
Corpay, Inc. *
2 724
Erie Indemnity Co., Class A
15 3,196
Everest Group Ltd.
36 11,665
FactSet Research Systems, Inc.
4 982
Fidelity National Information
Services, Inc.
19 817
Fifth Third Bancorp
107 5,343
Fiserv, Inc. *
314 17,760
Franklin Resources, Inc.
25 775
Global Payments, Inc.
16 1,208
Globe Life, Inc.
16 2,452
Goldman Sachs Group, Inc.
34 34,869
Hartford Insurance Group, Inc.
273 34,706
Huntington Bancshares, Inc.
164 2,683
Interactive Brokers Group, Inc.,
Class A
64 5,566
Intercontinental Exchange, Inc.
42 6,210
Invesco Ltd.
35 996
Jack Henry & Associates, Inc.
13 1,772
JPMorgan Chase & Co.
158 47,291
KeyCorp
204 4,351
KKR & Co., Inc.
62 5,948
Loews Corp.
46 4,763
M&T Bank Corp.
12 2,593
Marsh & McLennan Cos., Inc.
19 3,039
Mastercard, Inc., Class A
8 3,952
MetLife, Inc.
324 26,792
Moody's Corp.
11 4,986
Morgan Stanley
105 21,840
MSCI, Inc.
5 3,157

DBX ETF Trust | 3
Schedule of Investments
Xtrackers S&P 500 Diversified Sector Weight ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Nasdaq, Inc.
80 7,402
Northern Trust Corp.
49 8,107
PayPal Holdings, Inc.
82 3,669
PNC Financial Services Group,
Inc.
37 8,181
Principal Financial Group, Inc.
51 5,285
Progressive Corp.
97 18,469
Prudential Financial, Inc.
209 21,034
Raymond James Financial, Inc.
47 6,740
Regions Financial Corp.
76 2,128
Robinhood Markets, Inc., Class
A *
26 2,452
S&P Global, Inc.
16 6,784
State Street Corp.
46 7,159
Synchrony Financial
23 1,643
T. Rowe Price Group, Inc.
42 4,390
TPG, Inc. * (a)
25 0
Travelers Cos., Inc.
90 26,270
Truist Financial Corp.
214 10,317
US Bancorp
174 9,544
Visa, Inc., Class A
16 5,222
W.R. Berkley Corp.
50 3,177
Wells Fargo & Co.
270 20,936
Willis Towers Watson PLC
4 999
(Cost $899,138)
904,075
Health Care — 11.8%
Abbott Laboratories
1,082 92,619
AbbVie, Inc.
19 4,137
Agilent Technologies, Inc.
40 5,421
Align Technology, Inc. *
16 2,799
Amgen, Inc.
8 2,694
Baxter International, Inc.
541 10,160
Becton Dickinson & Co.
41 6,032
Biogen, Inc. *
24 4,704
Bio-Techne Corp.
25 1,292
Boston Scientific Corp. *
94 4,541
Bristol-Myers Squibb Co.
605 34,594
Cardinal Health, Inc.
78 15,350
Cencora, Inc.
23 6,195
Centene Corp. *
856 51,018
Charles River Laboratories
International, Inc. *
19 3,434
Cigna Group
40 11,096
Cooper Cos., Inc. *
33 2,020
CVS Health Corp.
830 75,513
Danaher Corp.
54 9,864
DaVita, Inc. *
13 2,527
Dexcom, Inc. *
57 4,203
Edwards Lifesciences Corp. *
28 2,421
Elevance Health, Inc.
59 23,198
Eli Lilly & Co.
5 5,525
Number
of Shares Value $
GE HealthCare Technologies,
Inc.
106 6,608
Gilead Sciences, Inc.
13 1,748
HCA Healthcare, Inc.
51 19,306
Henry Schein, Inc. *
181 13,861
Humana, Inc.
81 24,739
IDEXX Laboratories, Inc. *
6 3,381
Incyte Corp. *
1 97
Insulet Corp. *
19 2,754
Intuitive Surgical, Inc. *
7 2,972
IQVIA Holdings, Inc. *
81 14,759
Johnson & Johnson
62 13,970
Labcorp Holdings, Inc.
31 8,062
McKesson Corp.
27 20,046
Medtronic PLC
187 13,802
Merck & Co., Inc.
92 10,922
Mettler-Toledo International,
Inc. *
1 1,181
Moderna, Inc. *
666 31,429
Pfizer, Inc.
1,359 35,579
Quest Diagnostics, Inc.
25 4,873
Regeneron Pharmaceuticals, Inc.
87 53,486
ResMed, Inc.
49 9,338
Revvity, Inc.
15 1,568
Solventum Corp. *
35 2,623
STERIS PLC
9 1,915
Stryker Corp.
22 6,712
Thermo Fisher Scientific, Inc.
51 25,118
UnitedHealth Group, Inc.
149 56,666
Universal Health Services, Inc.,
Class B
38 5,552
Vertex Pharmaceuticals, Inc. *
2 895
Viatris, Inc.
575 9,350
Waters Corp. *
5 1,918
West Pharmaceutical Services,
Inc.
3 968
Zimmer Biomet Holdings, Inc.
25 2,058
Zoetis, Inc.
91 7,070
(Cost $758,876)
796,683
Industrials — 11.1%
3M Co.
124 18,988
A O Smith Corp.
20 1,134
Allegion PLC
44 5,723
AMETEK, Inc.
16 3,614
Automatic Data Processing, Inc.
113 25,068
Axon Enterprise, Inc. *
4 1,795
Boeing Co. *
33 7,628
Broadridge Financial Solutions,
Inc.
31 4,765
Builders FirstSource, Inc. *
39 2,974
C.H. Robinson Worldwide, Inc.
29 5,181
Carrier Global Corp.
109 6,962

4 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Diversified Sector Weight ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Caterpillar, Inc.
29 25,400
Cintas Corp.
59 10,104
Comfort Systems USA, Inc.
2 3,656
Copart, Inc. *
424 13,895
CSX Corp.
168 7,604
Cummins, Inc.
24 15,519
Deere & Co.
31 16,808
Delta Air Lines, Inc.
341 28,126
Dover Corp.
34 7,186
Eaton Corp. PLC
44 17,626
EMCOR Group, Inc.
36 29,766
Emerson Electric Co.
31 4,458
Equifax, Inc.
89 14,755
Expeditors International of
Washington, Inc.
19 3,002
Fastenal Co.
31 1,370
FedEx Corp.
36 14,823
Fortive Corp.
21 1,225
GE Vernova, Inc.
9 8,715
Generac Holdings, Inc. *
14 3,891
General Dynamics Corp.
34 11,792
General Electric Co.
9 2,914
Honeywell International, Inc.
53 12,607
Howmet Aerospace, Inc.
51 13,171
Hubbell, Inc.
3 1,421
IDEX Corp.
21 4,427
Illinois Tool Works, Inc.
56 13,848
Ingersoll Rand, Inc.
31 2,221
Jacobs Solutions, Inc.
99 11,866
JB Hunt Transport Services, Inc.
32 8,846
Johnson Controls International
PLC
85 11,395
L3Harris Technologies, Inc.
39 12,292
Leidos Holdings, Inc.
66 8,435
Lennox International, Inc.
3 1,507
Lockheed Martin Corp.
5 2,652
Masco Corp.
28 1,967
Nordson Corp.
8 2,299
Norfolk Southern Corp.
21 6,404
Northrop Grumman Corp.
21 11,837
Old Dominion Freight Line, Inc.
4 901
Otis Worldwide Corp.
144 10,201
PACCAR, Inc.
55 6,070
Parker-Hannifin Corp.
10 8,446
Paychex, Inc.
66 6,401
Pentair PLC
121 8,572
Quanta Services, Inc.
10 7,117
Republic Services, Inc.
20 4,009
Rockwell Automation, Inc.
2 902
Rollins, Inc.
82 3,903
RTX Corp.
167 30,003
Snap-on, Inc.
10 3,712
Number
of Shares Value $
Southwest Airlines Co.
258 11,081
Stanley Black & Decker, Inc.
111 8,816
Textron, Inc.
340 31,198
Trane Technologies PLC
14 6,318
TransDigm Group, Inc.
8 10,067
Uber Technologies, Inc. *
199 14,010
Union Pacific Corp.
49 12,869
United Airlines Holdings, Inc. *
237 27,208
United Parcel Service, Inc.,
Class B
92 9,815
United Rentals, Inc.
24 23,896
Veralto Corp.
28 2,302
Verisk Analytics, Inc.
7 1,225
Vertiv Holdings Co., Class A
9 2,841
W.W. Grainger, Inc.
4 4,937
Waste Management, Inc.
63 13,322
Westinghouse Air Brake
Technologies Corp.
74 19,326
Xylem, Inc.
49 5,367
(Cost $698,027)
748,497
Information Technology
— 17.6%
Accenture PLC, Class A
46 8,605
Adobe, Inc. *
7 1,814
Advanced Micro Devices, Inc. *
13 6,709
Akamai Technologies, Inc. *
8 1,196
Amphenol Corp., Class A
88 13,091
Analog Devices, Inc.
39 16,140
Apple, Inc.
243 75,831
Applied Materials, Inc.
50 22,503
AppLovin Corp., Class A *
5 3,065
Arista Networks, Inc. *
21 3,349
Autodesk, Inc. *
2 463
Broadcom, Inc.
69 30,827
Cadence Design Systems, Inc. *
20 7,499
CDW Corp.
51 6,398
Ciena Corp. *
96 55,702
Cisco Systems, Inc.
305 36,728
Cognizant Technology Solutions
Corp., Class A
92 5,129
Coherent Corp. *
15 5,422
Corning, Inc.
69 12,500
Crowdstrike Holdings, Inc., Class
A *
3 2,193
Datadog, Inc., Class A *
4 989
Dell Technologies, Inc., Class C
161 67,767
EPAM Systems, Inc. *
37 3,791
F5, Inc. *
4 1,534
Fair Isaac Corp. *
1 1,251
First Solar, Inc. *
12 3,681
Fortinet, Inc. *
23 3,173
Gartner, Inc. *
13 2,109

DBX ETF Trust | 5
Schedule of Investments
Xtrackers S&P 500 Diversified Sector Weight ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Gen Digital, Inc.
49 1,264
GoDaddy, Inc., Class A *
335 28,753
Hewlett Packard Enterprise Co.
594 25,566
HP, Inc.
704 19,036
Intel Corp. *
478 54,817
International Business Machines
Corp.
170 50,626
Intuit, Inc.
11 3,647
Jabil, Inc.
365 133,064
Keysight Technologies, Inc. *
15 5,075
KLA Corp.
15 28,826
Lam Research Corp.
56 17,818
Lumentum Holdings, Inc. *
10 8,550
Microchip Technology, Inc.
7 663
Micron Technology, Inc.
33 32,043
Microsoft Corp.
141 63,484
Monolithic Power Systems, Inc.
3 4,699
Motorola Solutions, Inc.
25 10,082
NetApp, Inc.
98 17,080
NVIDIA Corp.
89 18,791
NXP Semiconductors NV
95 30,528
ON Semiconductor Corp. *
112 13,509
Oracle Corp.
55 12,418
Palantir Technologies, Inc., Class
A *
31 4,853
Palo Alto Networks, Inc. *
17 4,789
PTC, Inc. *
2 277
Qnity Electronics, Inc.
12 1,872
QUALCOMM, Inc.
201 50,455
Roper Technologies, Inc.
20 6,511
Salesforce, Inc.
50 9,555
Sandisk Corp. *
3 5,085
Seagate Technology Holdings
PLC
8 7,038
ServiceNow, Inc. *
15 1,866
Skyworks Solutions, Inc.
81 6,306
Super Micro Computer, Inc. *
183 8,434
Synopsys, Inc. *
21 9,988
TE Connectivity PLC
43 9,177
Teledyne Technologies, Inc. *
6 3,719
Teradyne, Inc.
14 5,240
Texas Instruments, Inc.
145 44,324
Trimble, Inc. *
27 1,523
Tyler Technologies, Inc. *
10 3,131
VeriSign, Inc.
64 18,264
Western Digital Corp.
12 6,375
Workday, Inc., Class A *
14 2,047
Zebra Technologies Corp., Class
A *
16 3,898
(Cost $822,851)
1,194,525
Materials — 3.8%
Air Products and Chemicals, Inc.
5 1,393
Number
of Shares Value $
Albemarle Corp.
6 1,059
Amcor PLC
161 6,250
Avery Dennison Corp.
293 46,608
Ball Corp.
72 3,936
CF Industries Holdings, Inc.
24 2,696
Corteva, Inc.
92 7,202
CRH PLC
168 18,277
Dow, Inc.
275 9,281
DuPont de Nemours, Inc.
118 5,714
Ecolab, Inc.
34 8,704
Freeport-McMoRan, Inc.
269 17,676
International Flavors &
Fragrances, Inc.
50 3,802
International Paper Co.
300 10,041
Linde PLC
21 10,451
LyondellBasell Industries NV,
Class A
48 3,199
Martin Marietta Materials, Inc.
6 3,490
Mosaic Co.
172 4,111
Newmont Corp.
130 14,275
Nucor Corp.
141 35,250
Packaging Corp. of America
6 1,313
PPG Industries, Inc.
18 2,034
Sherwin-Williams Co.
18 5,469
Smurfit Westrock PLC
120 4,938
Steel Dynamics, Inc.
86 22,373
Vulcan Materials Co.
16 4,527
(Cost $225,925)
254,069
Real Estate — 3.6%
Alexandria Real Estate Equities,
Inc. REIT
60 2,981
American Tower Corp. REIT
47 8,787
AvalonBay Communities, Inc.
REIT
35 6,388
BXP, Inc. REIT
129 7,741
Camden Property Trust REIT
34 3,623
CBRE Group, Inc., Class A *
229 28,634
CoStar Group, Inc. *
279 8,984
Crown Castle, Inc. REIT
46 4,209
Digital Realty Trust, Inc. REIT
8 1,520
Equinix, Inc. REIT
1 1,068
Equity Residential REIT
118 7,723
Essex Property Trust, Inc. REIT
15 4,089
Extra Space Storage, Inc. REIT
93 13,421
Federal Realty Investment Trust
REIT
10 1,196
Healthpeak Properties, Inc. REIT
392 7,507
Host Hotels & Resorts, Inc. REIT
600 13,788
Invitation Homes, Inc. REIT
215 6,289
Iron Mountain, Inc. REIT
57 7,310
Kimco Realty Corp. REIT
78 1,878
Mid-America Apartment
Communities, Inc. REIT
35 4,517

6 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Diversified Sector Weight ETF
(Continued)
May 31, 2026 (Unaudited)
Hidden Row
Number
of Shares Value $
Prologis, Inc. REIT
127 18,221
Public Storage REIT
68 20,651
Realty Income Corp. REIT
78 4,780
Regency Centers Corp. REIT
23 1,779
SBA Communications Corp.
REIT
18 3,657
Simon Property Group, Inc. REIT
26 5,328
UDR, Inc. REIT
101 3,727
Ventas, Inc. REIT
93 7,851
VICI Properties, Inc. REIT
94 2,653
Welltower, Inc. REIT
81 16,632
Weyerhaeuser Co. REIT
745 18,260
(Cost $249,659)
245,192
Utilities — 5.7%
AES Corp.
688 10,093
Alliant Energy Corp.
31 2,220
Ameren Corp.
40 4,319
American Electric Power Co.,
Inc.
108 13,680
American Water Works Co., Inc.
460 56,704
Atmos Energy Corp.
30 5,074
CenterPoint Energy, Inc.
218 9,213
CMS Energy Corp.
69 5,007
Consolidated Edison, Inc.
144 15,211
Constellation Energy Corp.
23 6,618
Dominion Energy, Inc.
151 10,108
DTE Energy Co.
105 15,001
Duke Energy Corp.
102 12,519
Edison International
240 16,786
Entergy Corp.
43 4,689
Evergy, Inc.
34 2,789
Eversource Energy
141 9,626
Number
of Shares Value $
Exelon Corp.
500 22,820
FirstEnergy Corp.
119 5,520
NextEra Energy, Inc.
220 19,142
NiSource, Inc.
151 6,979
NRG Energy, Inc.
312 41,833
PG&E Corp.
769 12,566
Pinnacle West Capital Corp.
18 1,795
PPL Corp.
213 7,538
Public Service Enterprise Group,
Inc.
136 10,696
Sempra
167 14,885
Southern Co.
143 13,163
Vistra Corp.
95 15,222
WEC Energy Group, Inc.
57 6,330
Xcel Energy, Inc.
87 6,917
(Cost $381,612)
385,063
TOTAL COMMON STOCKS
(Cost $6,159,316)
6,721,770
EXCHANGE-TRADED FUNDS
— 0.1%
Invesco S&P 500 Equal Weight
ETF
(Cost $7,526)
40 8,353
CASH EQUIVALENTS — 0.4%
DWS Government Money Market
Series "Institutional Shares",
3.57% (b)
(Cost $29,087)
29,087 29,087
TOTAL INVESTMENTS — 99.8%
(Cost $6,195,929)
6,759,210
Other assets and liabilities,
net — 0.2%
12,286
NET ASSETS — 100.0%
6,771,496
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2026
Value ($) at
5/31/2026
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series "Institutional Shares", 3.57% (b)
28,350 167,782 (167,045) — — 813 — 29,087 29,087
*
Non-income producing security.
(a)
Investment was valued using significant unobservable inputs.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

DBX ETF Trust | 7
Schedule of Investments
Xtrackers S&P 500 Diversified Sector Weight ETF
(Continued)
May 31, 2026 (Unaudited)
At May 31, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
SPXD-PH3
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
Micro E-Mini S&P 500 Index
USD 1 33,780 37,979 6/18/2026 4,199
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 6,721,770 $ — $ 0 $ 6,721,770
Exchange-Traded Funds
8,353 — — 8,353
Short-Term Investments (a)
29,087 — — 29,087
Derivatives (b)
Futures Contracts
4,199 — — 4,199
TOTAL
$ 6,763,409 $ — $ 0 $ 6,763,409
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.